Molecular Pharmacology (USA) Limited
 8721 Santa Monica Boulevard, Suite 1023, Los Angeles, California, U.S.A. 90069-4507

March 13, 2006

BY EDGAR

Attention: Jeffrey Riedler and Amy Bruckner
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549 0405

Dear Mr. Riedler and Ms. Bruckner,

    Re: Molecular Pharmacology (USA) Limited - Pre Schedule 14A - Your File No. 000-50156

Thank-you for your letter dated February 24, 2006, concerning the preliminary information statement filed by Molecular Pharmacology (USA) Limited (the "Company") on Schedule 14A on February 13, 2006 (the "February Circular"). We reply to your comments to the February Circular as follows:

Preliminary Proxy Statement of Schedule 14A

General

  Determination that Molecular Pharmacology Limited is the Accounting Acquirer. The Company determined that Molecular Pharmacology Limited ("MPLA") is the accounting acquirer in the proposed transaction for the following reasons:
    Per paragraph 17a of SFAS No. 141, Pharmanet Group Limited ("Pharmanet"), the parent company of MPLA, will wind up with control of the voting shares of the Company on close of the transaction. The Company currently has 43,553,740 shares of common stock and 3,000,000 share purchase warrants (each warrant entitling the holder to purchase 1 share of common stock) outstanding. The Company will issue 88,000,000 shares of its common stock to Pharmanet on close of the transaction which represents approximately 67% of the voting shares of the Company on a non-diluted basis and 65% on a fully diluted basis.
    Per paragraph 17c of SFAS No. 141, Pharmanet, with 67% voting control of the Company's stock, will be able to elect or appoint the directors the Company on close of the transaction.
    Per paragraph 17d of SFAS No. 141, Pharmanet, with 67% voting control of the Company's stock, will be able to influence the appointment of senior management of the Company on close of the transaction.

The Company determined that MPLA, as the accounting acquired, is required to provide the following financial statements in accordance to Item 310(c)(3) of Regulation S-B:

    Financial statements for the most recent fiscal year and for the interim period covering the most recent fiscal quarter.

This was determined by looking at Item 310(c)(3)(i) of Regulation S-B. Item 310(c)(3)(i) was calculated as follows:
      The Company's share of MPLA's assets at June 30/05 is 33% based on the ownership after acquisition.
      MPLA's assets in US$ are approx. AU$20,123 X .76 = US$15,293
      The combined assets of MPLA's June assets (US$15,293) plus the Company's October assets (US$85) is US$15,378.
      33% of US$15,293 is US$5,047.
      US$5,047 divided by US$15,378 equals 32.8%.

Accounting Treatment of Transaction, Page 18
  Clarify MPLA is Accounting Acquirer . The term "nominal acquiree" has been replaced in the February Circular with the term "accounting aquirer".

Information Concerning MPLA

Independent Audit Report to the Members of MPLA, Page 52

  Revise Report Provided by Auditors of MPLA to remove disclaimers and reconcile financial statements to US GAAS. The Auditors of MPLA have revised their audit report as requested. The financial statements for MPLA now included in the February Circular have been audited in accordance with US GAAS.
  Revise Opinion Provided by Auditors of MPLA to Clearly Designate Audit Periods. The Opinion letter of the Auditors of MPLA has been revised to clearly designate the audited periods covered in their opinion.

Audited Statements of Financial Performance, Page 54
  Revise Financial Statements Provided for MPLA to Clearly Designate Periods Presented and to Comply with Note 2 of Item 310 of Regulation S-B. The financial statements for MPLA have been revised to clearly designate the periods presented; the currency represented; and include a balance sheet, income statement, shareholder equity, cash flow statement; and related notes. These financial statements have been prepared in accordance with US GAAS and such standard has been clearly designated in our audit report concerning these financial statements.
  Provide Audited Statements of Changes in Shareholder's Deficit and Cash Flows; General Notes; and Interim Financial statements as Set Out in Item 310 of Regulation S-B. The audited financial statements of MPLA have been amended to include: statements of changes in shareholders' deficit and cash flows; notes to the financial statements in accordance with Note 2 of Item 31of Regulation S-B and as outlined in Article 4-08 of Regulation S-X; and the interim financial statements have been updated and now include the unaudited statement of cash flows for the most recent interim period.

Pro Forma Financial Information, Page 20
  Clarify Year End of Company on Completion of the Transaction and Reconcile Financial Information of MPLA into US Dollars with Notes. On close of the transaction the year end of the Company will be October 31st. This fact has been clarified in the February Circular. We have also amended the pro forma financial statement information for MPLA to include exchange information to reconcile MPLA's financials to US dollars and added detailed notes as requested.
  Revise Pro Forma Information to Reflect Recapitalization. As requested, the pro forma financial statements have been revised to reflect a recapitalization.

Statement Requested by the SEC

The Company hereby acknowledges that the adequacy and accuracy of the disclosure in the filing is the responsibility of the Company. The Company acknowledges that staff comment or changes in response to staff comment in the proposed disclosure in the preliminary proxy materials do not foreclose the Commission from taking any action with respect to the filing. The Company also represents that staff comment may not be asserted as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust you will find the foregoing is satisfactory.

Yours Truly,

MOLECULAR PHARMACOLOGY (USA) LIMITED

/s/ Ian Downs

Per:
        Ian Downs

/s/ Jeffrey D. Edwards

Per:
        Jeffrey D. Edwards

c. Molecular Pharmacology Limited
    Pharmanet Group Limited
    Cordovano and Honeck LLP
    BDO Seidman, LLP